LOSS BEFORE TAXATION (Tables)	12 Months Ended
Dec. 31, 2020
LOSS BEFORE TAXATION
Schedule of loss before taxation

The Company’s loss before taxation is arrived at after charging:

	For the years ended December 31,
	2020	2019	2018
	RMB’000	RMB’000	RMB’000
Cost of inventories recognized as expense(1)	208,991	246,255	499,355
Depreciation expenses	12	12	11,500
Amortization of land use rights	—	—	108
Right-of-use asset depreciation charge	13,082	12,187	—
Auditors’ remuneration
– Audit fees	1,951	1,689	1,628
– Audit-related fees	—	—	—
	1,951	1,689	1,628
Directors’ remuneration
– salaries and related cost	1,457	1,747	1,418
– retirement scheme contribution	16	16	16
– share-based payments	—	—	—
Key management personnel (other than directors)
– salaries and related cost	693	671	753
– retirement scheme contribution	25	20	24
– share-based payments	1,135	622	619
Research and development personnel
– salaries and related cost	240	313	789
– retirement scheme contribution	44	45	78
Other personnel
– salaries and related cost	13,351	26,001	33,023
– retirement scheme contribution	2,466	3,867	5,526
Total employee benefit expenses	19,427	33,302	42,246

(1)Cost of inventories recognized as expense included staff costs of RMB 7,554,000, RMB 19,867,000 and RMB 27,087,000, retirement scheme contribution of RMB 1,590,660, RMB 2,734,411 and RMB 4,135,000, depreciation and amortization expense of RMB nil, RMB nil and RMB 8,457,000, right-of-use asset depreciation/operating lease charges of RMB 13,082,071, RMB 12,503,000 and RMB 13,902,000, and (reversal of ) / (reversal) write-down of inventories of RMB (2,301,000), RMB (56,766,000) and RMB 55,973,000 for the years ended December 31, 2020, 2019, and 2018, which amounts are also included in the respective total amounts disclosed separately for each of these types of expenses